Stockholders' Equity (Detail) - Schedule of warrant activity (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2011
Number of Warrants [Member]
Granted	155,100	899,480
Exercised	71,300	0
Forfeited	0	0
Expired	0	0
Outstanding at December 31, 2011		899,480	899,480
Exercisable at December 31, 2011		899,480	899,480
Average exercise price [Member]
Granted (in Dollars per share)	$ 4.50	$ 2.00
Exercised (in Dollars per share)	$ 2.00	$ 0
Forfeited (in Dollars per share)		$ 0
Expired (in Dollars per share)		$ 0
Outstanding at December 31, 2011 (in Dollars per share)	$ 2.39	$ 2.00	$ 2.00
Exercisable at December 31, 2011 (in Dollars)		$ 2.00
Weighted Average Remaining Contractual Term [Member]
Granted	3 years	2 years 321 days
Exercised		0 years
Forfeited		0 years
Expired		0 years
Outstanding at December 31, 2011	1 year 343 days	2 years 229 days	2 years 229 days
Exercisable at December 31, 2011	1 year 343 days	2 years 229 days	2 years 229 days